PROPERTY, PLANT AND EQUIPMENT - Schedule of fully depreciated assets and commitments for future purchases (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Gross book value of fully depreciated property, plant and equipment still in use	$ 358,092	$ 326,642
Commitments for the acquisition of aircraft	$ 21,276,000	$ 20,400,000